Related party transactions and balances - Long-term loans (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Related Party Transaction [Line Items]
Total loans from related parties	$ 780,524	$ 713,325
Interest expense incurred on short-term loans by related parties	62,635	51,770	$ 11,403
Continuing operations
Related Party Transaction [Line Items]
Total loans from related parties		0
Discontinued operations.
Related Party Transaction [Line Items]
Total loans from related parties	780,524	713,325
Interest expense incurred on short-term loans by related parties	$ 62,635	11,403
Xia Wang
Related Party Transaction [Line Items]
Weighted average interest rate	9.60%
Total loans from related parties	$ 111,503	101,904
Penglin Wang
Related Party Transaction [Line Items]
Weighted average interest rate	9.60%
Total loans from related parties	$ 250,883	229,283
Yong Wang
Related Party Transaction [Line Items]
Weighted average interest rate	7.13%
Total loans from related parties	$ 294,245	268,912
Zeshu Dai
Related Party Transaction [Line Items]
Weighted average interest rate	7.13%
Total loans from related parties	$ 123,893	$ 113,226